UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.6%
AUSTRALIA 6.2%
REAL ESTATE
DIVERSIFIED 2.0%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
Dexus Property Group(b)	1,342,846	9,438,275
		9,438,275
RETAIL 4.2%
Scentre Group(b)	2,308,415	8,333,802
Vicinity Centres(b)	4,610,756	11,244,540
		19,578,342
TOTAL AUSTRALIA		29,016,617

AUSTRIA 1.3%
REAL ESTATE—DIVERSIFIED
BUWOG AG(b),(c)	215,956	5,842,056

CANADA 3.0%
REAL ESTATE
OFFICE 1.9%
Allied Properties REIT	308,101	8,848,847

RETAIL 1.1%
Smart Real Estate Investment Trust	192,129	5,176,844
TOTAL CANADA		14,025,691

FRANCE 4.8%
REAL ESTATE
DIVERSIFIED 0.9%
Gecina SA(b)	25,490	4,016,956

RETAIL 3.9%
Klepierre(b)	401,841	18,445,674
TOTAL FRANCE		22,462,630

GERMANY 3.5%
REAL ESTATE
DIVERSIFIED 0.7%
ADO Properties SA, 144A(b),(d)	79,420	3,177,556

OFFICE 0.8%
Alstria Office REIT AG(b),(c)	276,565	3,798,382

RESIDENTIAL 2.0%
Deutsche Wohnen AG(b)	255,630	9,301,879

	Number of Shares	Value
TOTAL GERMANY		$16,277,817

HONG KONG 8.5%
REAL ESTATE
DIVERSIFIED 6.9%
Cheung Kong Property Holdings Ltd.(b)	1,408,500	10,360,721
Hang Lung Properties Ltd.(b)	1,786,000	4,051,251
Sun Hung Kai Properties Ltd.(b)	641,245	9,748,691
Wharf Holdings Ltd.\The(b)	1,105,000	8,106,911
		32,267,574
OFFICE 0.6%
Hongkong Land Holdings Ltd. (USD)(b)	380,959	2,714,249

RETAIL 1.0%
Link REIT(b)	640,000	4,724,537
TOTAL HONG KONG		39,706,360

JAPAN 12.8%
REAL ESTATE
DIVERSIFIED 9.2%
Activia Properties(b)	615	3,270,360
Invincible Investment Corp.(b)	2,236	1,251,207
Mitsubishi Estate Co., Ltd.(b)	466,000	8,745,216
Mitsui Fudosan Co., Ltd.(b)	569,833	12,122,859
Nomura Real Estate Master Fund(b)	2,094	3,492,498
Orix JREIT(b)	2,450	4,302,287
Tokyo Tatemono Co., Ltd.(b)	778,900	9,369,523
		42,553,950
OFFICE 2.5%
Hulic REIT(b)	2,829	5,051,973
Nippon Building Fund(b)	1,047	6,633,631
		11,685,604
RETAIL 1.1%
Japan Retail Fund Investment Corp.(b)	2,123	5,236,099
TOTAL JAPAN		59,475,653

NETHERLANDS 0.3%
REAL ESTATE—DIVERSIFIED
Nieuwe Steen Investments NV(b)	391,109	1,616,078

	Number of Shares	Value
SINGAPORE 0.8%
REAL ESTATE—RETAIL
CapitaLand Mall Trust(b)	2,266,400	$3,610,782

SPAIN 1.5%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(b),(c)	248,553	3,333,889
Merlin Properties Socimi SA(b)	304,381	3,604,209
		6,938,098
UNITED KINGDOM 7.3%
REAL ESTATE
DIVERSIFIED 1.0%
LondonMetric Property PLC(b)	2,262,332	4,685,824

HEALTH CARE 0.5%
Assura PLC	2,776,958	2,098,422

INDUSTRIALS 2.1%
Segro PLC(b)	1,671,465	9,819,979

RESIDENTIAL 0.7%
UNITE Group PLC/The(b)	366,188	3,009,459

RETAIL 1.7%
Hammerson PLC(b)	1,055,877	8,036,021

SELF STORAGE 1.3%
Big Yellow Group PLC(b)	609,499	6,148,531
TOTAL UNITED KINGDOM		33,798,236

UNITED STATES 49.6%
REAL ESTATE
HEALTH CARE 4.1%
HCP	449,105	17,043,535
Omega Healthcare Investors	64,508	2,286,808
		19,330,343
HOTEL 2.5%
Hilton Worldwide Holdings	262,981	6,030,155
Pebblebrook Hotel Trust	125,247	3,331,570
Sunstone Hotel Investors	184,709	2,362,428
		11,724,153
INDUSTRIALS 2.6%
Prologis	223,021	11,940,544

	Number of Shares	Value
NET LEASE 4.0%
Gaming and Leisure Properties	211,041	$7,059,322
Spirit Realty Capital	869,915	11,595,967
		18,655,289
OFFICE 8.0%
Alexandria Real Estate Equities	75,777	8,242,264
Cousins Properties	449,813	4,696,048
Douglas Emmett	143,587	5,259,592
Empire State Realty Trust, Class A	275,588	5,773,569
Hudson Pacific Properties	148,620	4,885,139
Kilroy Realty Corp.	119,652	8,297,866
		37,154,478
RESIDENTIAL 15.6%
APARTMENT 12.1%
American Homes 4 Rent, Class A	293,583	6,353,136
Apartment Investment & Management Co.	140,447	6,447,922
AvalonBay Communities	45,297	8,055,618
Education Realty Trust	218,599	9,430,361
Equity Residential	53,240	3,424,929
Essex Property Trust	51,343	11,434,086
UDR	309,532	11,140,057
		56,286,109
MANUFACTURED HOME 3.5%
Equity Lifestyle Properties	74,711	5,766,195
Sun Communities	135,871	10,663,156
		16,429,351
TOTAL RESIDENTIAL		72,715,460

SHOPPING CENTERS 9.5%
COMMUNITY CENTER 3.6%
Brixmor Property Group	361,050	10,033,580
Ramco-Gershenson Properties Trust	128,829	2,414,255
Tanger Factory Outlet Centers	114,418	4,457,725
		16,905,560
REGIONAL MALL 5.9%
Simon Property Group	132,174	27,361,340
TOTAL SHOPPING CENTERS		44,266,900

		Number of Shares	Value
SPECIALTY 3.3%
Digital Realty Trust		76,627	$7,442,014
DuPont Fabros Technology		116,216	4,793,910
QTS Realty Trust, Class A		59,969	3,169,362
			15,405,286
TOTAL UNITED STATES			231,192,453
TOTAL COMMON STOCK (Identified cost—$405,702,171)			463,962,471

SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.19%(e)		1,400,000	1,400,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,400,000)			1,400,000

TOTAL INVESTMENTS (Identified cost—$407,102,171)	99.9%		465,362,471
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		658,763
NET ASSETS (Equivalent to $27.22 per share based on 17,119,003 shares of common stock outstanding)	100.0%		$466,021,234

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 46.5% of the net assets of the Fund, of which 46.5% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(c)     Non-income producing security.

(d)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.7% of the net assets of the Fund, of which 0.0% are illiquid.

(e)     Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	23.8
Residential	18.3
Retail	13.8
Office	13.8
Shopping Centers	9.5
Industrials	4.7
Health Care	4.6
Net Lease	4.0
Specialty	3.3
Hotel	2.5
Self Storage	1.3
Other	0.4
100.0

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and  Level 2 securities as of September 30, 2016.

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Australia	$29,016,617	$—	$29,016,617	$—	(a)
Canada	14,025,691	14,025,691	—	—
United Kingdom	33,798,236	2,098,422	31,699,814	—
United States	231,192,453	231,192,453	—	—
Other Countries	155,929,474	—	155,929,474	—
Short-Term Investments	1,400,000	—	1,400,000	—
Total Investments(b)	$465,362,471	$247,316,566	$218,045,905	$—

(a)    BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b)    Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.         Income Tax Information

As of September 30, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$407,102,171
Gross unrealized appreciation	$60,890,134
Gross unrealized depreciation	(2,629,834)
Net unrealized appreciation	$58,260,300

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 23, 2016